Long-term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Total debts outstanding are as follows:

		September 30, 2014	December 31, 2013
1)	Note Payable to the WVDO	$123,744	$123,744
2)	Note Payable to the WVEDA	147,306	147,306
3)	Note Payable to the WVIJDC	145,078	145,078
4)	Note Payable to the WVEDA	639,085	639,085
5)	Note Payable to the WVIJDC	651,913	651,913
6)	Note Payable to the WVJITB	290,000	290,000
7)	Note Payable to the WVJITB	300,000	300,000
8)	Note Payable to the WVHTCF	95,178	95,178
9)	Note Payable to the WVEDA	170,932	170,932
10)	Convertible Debentures	436,000	-
11)	Capital leases	349,572	71,077
	Total	3,348,808	2,634,313
	Less: current portion	(1,780,139)	(1,054,053)
	Long-term portion	$1,568,669	$1,580,260

Total debts outstanding are as follows:

		December 31, 2013	December 31, 2012
1)	Note Payable to the WVDO	$123,744	$258,497
2)	Note Payable to the WVEDA	147,306	179,728
3)	Note Payable to the WVIJDC	145,078	177,894
4)	Note Payable to the WVEDA	639,085	756,217
5)	Note Payable to the WVIJDC	651,913	768,259
6)	Note Payable to the WVJITB	290,000	275,045
8)	Note Payable to the WVJITB	300,000	400,000
9)	Note Payable to the WVHTCF	95,178	191,373
10)	Note Payable to the WVEDA	170,932	196,983
11)	Capital leases	71,077	253,519
	Total	2,634,313	3,457,515
	Less: current portion	(1,054,053)	(1,374,489)
	Long-term portion	$1,580,260	$2,083,026

Schedule of Maturities of Long-term Debt [Table Text Block]
Future required minimum principal repayments over the next five years are as follows:

Year Ending December 31:	Future Required Minimum Principal Repayments
2014	$1,477,628
2015	390,360
2016	360,217
2017	345,839
2018 & Thereafter	774,764
Total	$3,348,808

Future required minimum principal repayments over the next five years are as follows:

Year ending December 31:	Future required minimum principal repayments
2014		$1,054,053
2015		289,916
2016		253,578
2017	262,002
2018& Thereafter	774,764
Total	$2,634,313